IFRS 7 - Disclosure - Market Risk - Portfolio Market Risk Measures (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Market Risk [line items]
Total VaR (one-day measure)	$ 32.6
Stressed Value-at-Risk (one-day)	36.2
Incremental Risk Capital Charge (one-year)	307.2
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	17.5
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.9
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.7
Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.7
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.4
Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	28.0
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(34.6)
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	34.4	$ 33.8	$ 51.4	$ 34.1	$ 35.4
Stressed Value-at-Risk (one-day)	35.0	33.4	76.6	34.2	60.8
Incremental Risk Capital Charge (one-year)	363.0	356.6	338.0	359.8	273.9
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	18.6	21.2	19.7	19.9	16.7
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	19.4	24.6	47.9	22.0	28.7
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.2	10.1	10.5	10.2	8.7
Average risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.0	3.0	4.8	2.5	4.6
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.8	6.3	2.9	5.5	2.4
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	31.1	30.8	34.2	31.0	24.3
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(51.7)	$ (62.2)	$ (68.6)	$ (57.0)	$ (50.0)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	41.3
Stressed Value-at-Risk (one-day)	39.3
Incremental Risk Capital Charge (one-year)	424.3
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	33.5
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	34.0
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	14.1
High risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.9
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.5
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	37.9
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	28.2
Stressed Value-at-Risk (one-day)	28.5
Incremental Risk Capital Charge (one-year)	307.2
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.0
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.7
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.2
Low risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.8
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.2
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	$ 26.1